UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-89395

                       Third Avenue Variable Series Trust
                       ----------------------------------
               (Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY                                 10017
--------------------------------------------------------------------------------
 (Address of principal executive offices)                             (Zip code)

    W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------

Date of fiscal year end: December  31, 2005
                         ------------------

Date of reporting period: September 30, 2005
                          ------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 284.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 280.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments pursuant to Rule 30(b)1-5 under the Investment Company Act of 1940 is as follows:

                                                         THIRD AVENUE VARIABLE SERIES TRUST
                                                            THIRD AVENUE VALUE PORTFOLIO
                                                              PORTFOLIO OF INVESTMENTS
                                                               AT SEPTEMBER 30, 2005
                                                                    (UNAUDITED)

                                   PRINCIPAL                                                                              % OF
                                   AMOUNT ($)   ISSUES                                                        VALUE    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Bank Debt - 0.51%
Transportation                      2,500,000   Collins & Aikman Products, Inc. (b)                    $  2,375,000          0.51%
                                                                                                       ------------

                                                Total Bank Debt                                           2,375,000
                                                (Cost $2,214,940)                                      ------------


------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 1.70%
Building & Construction             2,000,000   USG Corp., 9.25%, due 9/15/01 (a) (b) *                $  2,713,600
                                    1,500,000   USG Corp., 8.50%, due 8/01/05 (a) *                       1,987,500
                                                                                                       ------------
                                                                                                          4,701,100          1.01%
                                                                                                       ------------

Consumer Products                   4,143,000   Home Products International, Inc.,
                                                  9.625%, due 05/15/08                                    3,169,395          0.69%
                                                                                                       ------------

                                                TOTAL CORPORATE BONDS                                     7,870,495
                                                (Cost $6,069,675)                                      ------------

                                    SHARES
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks - 85.60%
Agriculture Chemicals                 140,200   Agrium, Inc. (Canada)                                     3,080,194          0.66%
                                                                                                       ------------

Auto Parts                            294,400   Superior Industries International, Inc.                   6,335,488          1.36%
                                                                                                       ------------

Consumer Products                     350,400   Industrias Bachoco, S.A. ADR (Mexico)                     7,600,176
                                      433,246   JAKKS Pacific, Inc. (a)                                   7,031,583
                                      163,900   K-Swiss, Inc. Class A                                     4,846,523
                                      300,500   Leapfrog Enterprises, Inc. (a)                            4,438,385
                                      368,300   Russ Berrie & Co., Inc.                                   5,200,396
                                                                                                       ------------
                                                                                                         29,117,063          6.27%
                                                                                                       ------------

Depository Institutions               252,900   Brookline Bancorp, Inc.                                   4,000,878
                                      580,900   NewAlliance Bancshares, Inc.                              8,504,376
                                                                                                       ------------
                                                                                                         12,505,254          2.69%
                                                                                                       ------------

Electronics Components                213,500   American Power Conversion Corp.                           5,529,650
                                       28,300   Analogic Corp.                                            1,426,603
                                      476,000   AVX Corp.                                                 6,064,240
                                       42,500   Bel Fuse, Inc. Class A                                    1,253,750
                                      196,600   Bel Fuse, Inc. Class B                                    7,162,138
                                      133,300   Electronics for Imaging, Inc. (a)                         3,057,902
                                       42,500   Herley Industries, Inc. (a)                                 791,775
                                      100,022   Hutchinson Technology, Inc. (a)                           2,612,575
                                       50,000   Ingram Micro, Inc. Class A (a)                              927,000
                                      152,700   KEMET Corp. (a)                                           1,279,626
                                      159,200   Technitrol, Inc.                                          2,438,944
                                      500,600   TriQuint Semiconductor, Inc. (a)                          1,762,112
                                      505,000   Vishay Intertechnology, Inc. (a)                          6,034,750
                                                                                                       ------------
                                                                                                         40,341,065          8.69%
                                                                                                       ------------

Energy/Services                       204,600   Smedvig ASA Class A (Norway)                              5,012,295
                                        6,300   Tidewater, Inc.                                             306,621
                                      214,200   Willbros Group, Inc. (a) (Panama)                         3,395,070
                                                                                                       ------------
                                                                                                          8,713,986          1.88%
                                                                                                       ------------

Financial Insurance                    25,300   MBIA, Inc.                                                1,533,686          0.33%
                                                                                                       ------------

Financial Services                     30,000   CIT Group, Inc.                                           1,355,400          0.29%
                                                                                                       ------------

Healthcare Services                   284,000   Cross Country Healthcare, Inc. (a)                        5,271,040          1.14%
                                                                                                       ------------

Holding Companies                     506,550   Brascan Corp. Class A (Canada)                           23,605,230
                                      380,000   Guoco Group, Ltd. (Hong Kong) ++                          3,855,182
                                      690,000   Hutchison Whampoa, Ltd. (Hong Kong)                       7,138,069
                                      430,000   Investor AB Class A (Sweden)                              6,626,774
                                       63,750   Leucadia National Corp.                                   2,747,625
                                                                                                       ------------
                                                                                                         43,972,880          9.47%
                                                                                                       ------------

Industrial Equipment                  214,300   Alamo Group, Inc.                                         4,247,426
                                       83,000   Lindsay Manufacturing Co.                                 1,826,830
                                      375,000   Toyota Industries Corp. (Japan)                          12,453,753
                                      142,500   Trinity Industries, Inc.                                  5,769,825
                                                                                                       ------------
                                                                                                         24,297,834          5.23%
                                                                                                       ------------

Insurance & Reinsurance               128,100   Arch Capital Group, Ltd. (a) (Bermuda)                    6,352,479
                                    2,970,000   BRIT Insurance Holdings PLC (United Kingdom)              4,426,503
                                       97,278   Radian Group, Inc.                                        5,165,462
                                      175,000   Safety Insurance Group, Inc.                              6,228,250
                                                                                                       ------------
                                                                                                         22,172,694          4.78%
                                                                                                       ------------

                                                                                                                             % OF
                                    SHARES      ISSUES                                                        VALUE    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Life Insurance                        538,500   The Phoenix Companies, Inc.                               6,569,700          1.42%
                                                                                                       ------------

Manufactured Housing                    4,900   Coachmen Industries, Inc.                                    56,301          0.01%
                                                                                                       ------------

Medical Supplies                      170,000   Daiichi Sankyo Co., Ltd. (Japan)                          3,481,765          0.75%
                                                                                                       ------------
& Services

Natural Resources &                   215,700   Brookfield Properties Corp. (Canada)                      6,356,679
Real Estate                            42,500   Deltic Timber Corp.                                       1,957,125
                                      262,100   Forest City Enterprises, Inc. Class A                     9,986,010
                                       18,000   Tejon Ranch Co. (a)                                         846,000
                                      111,300   The St. Joe Co.                                           6,950,685
                                                                                                       ------------
                                                                                                         26,096,499          5.62%
                                                                                                       ------------

Non-Life Insurance                    168,100   Millea Holdings, Inc. ADR (Japan)                        13,589,204          2.93%
                                                                                                       ------------

Oil Services                          247,000   EnCana Corp. (Canada)                                    14,402,570
                                      120,000   Nabors Industries, Ltd. (a) (Bermuda)                     8,619,600
                                      112,500   Pogo Producing Co.                                        6,630,750
                                       50,000   Suncor Energy, Inc. (Canada)                              3,026,500
                                       21,400   Whiting Petroleum Co. (a)                                   938,176
                                                                                                       ------------
                                                                                                         33,617,596          7.24%
                                                                                                       ------------

Pharmaceutical Services               218,800   PAREXEL International Corp. (a)                           4,395,692
                                       30,000   Pharmaceutical Product Development, Inc. (a)              1,725,300
                                                                                                       ------------
                                                                                                          6,120,992          1.32%
                                                                                                       ------------

Real Estate                           305,000   Origen Financial, Inc.                                    2,308,850
Investment Trusts                     217,835   ProLogis                                                  9,652,269
                                       32,600   Vornado Realty Trust                                      2,823,812
                                                                                                       ------------
                                                                                                         14,784,931          3.18%
                                                                                                       ------------

Real Estate                            39,900   Jones Lang LaSalle, Inc.                                  1,837,794
Management                            378,100   Trammell Crow Co. (a)                                     9,331,508
                                                                                                       ------------
                                                                                                         11,169,302          2.41%
                                                                                                       ------------

Retail                                206,829   The Dress Barn, Inc. (a)                                  4,707,428
                                       78,500   Haverty Furniture Companies, Inc.                           960,055
                                        9,000   Sears Holding Corp. (a) (c)                               1,119,780
                                                                                                       ------------
                                                                                                          6,787,263          1.46%
                                                                                                       ------------

Security Brokers,                   1,048,350   Instinet Group, Inc.                                      5,210,299
Dealers & Floatation                  173,550   Legg Mason, Inc.                                         19,036,699
Companies                             187,590   SWS Group, Inc.                                           3,076,476
                                       55,047   Westwood Holdings Group, Inc.                             1,012,865
                                                                                                       ------------
                                                                                                         28,336,339          6.10%
                                                                                                       ------------

Semiconductor                         150,000   Applied Materials, Inc.                                   2,544,000
Equipment Manufacturers                95,415   Coherent, Inc. (a)                                        2,793,751
& Related                             714,200   Credence Systems Corp. (a)                                5,699,316
                                      191,500   Electro Scientific Industries, Inc. (a)                   4,281,940
                                       74,238   FSI International, Inc. (a)                                 312,542
                                                                                                       ------------
                                                                                                         15,631,549          3.37%
                                                                                                       ------------

Software                              300,000   Borland Software Corp. (a)                                1,746,000
                                       70,000   Synopsys, Inc. (a)                                        1,323,000
                                                                                                       ------------
                                                                                                          3,069,000          0.66%
                                                                                                       ------------

Steel & Specialty Steel                50,000   POSCO ADR (South Korea)                                   2,828,000          0.61%
                                                                                                       ------------

Telecommunications                    358,900   CommScope, Inc. (a)                                       6,223,326
                                      361,151   Comverse Technology, Inc. (a)                             9,487,437
                                      740,395   Sycamore Networks, Inc. (a)                               2,791,289
                                      768,100   Tellabs, Inc. (a)                                         8,080,412
                                                                                                       ------------
                                                                                                         26,582,464          5.73%
                                                                                                       ------------


                                                TOTAL COMMON STOCKS                                     397,417,489
                                                                                                       ------------
                                                (Cost $251,354,305)

                                    CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
OPTIONS - 0.03%
Retail                                     90   Sears Holding Corp., Put Strike $120,
                                                  expires 01/20/07 (c)                                      154,350          0.03%
                                                                                                       ------------


                                                TOTAL OPTIONS                                               154,350
                                                (Cost $154,175)                                        ------------

                                   PRINCIPAL                                                                                 % OF
                                   AMOUNT ($)   ISSUES                                                        VALUE    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Short Term Investments - 11.55%
Repurchase Agreements              33,909,425   Bear Stearns, 3.25%, dated 09/30/05,
                                                  due 10/03/05 (d)                                       33,909,425          7.31%
                                                                                                       ------------

U.S. Treasury Bills                20,000,000   U.S. Treasury Bill, 3.62%+, due 03/02/06                 19,688,900          4.24%
                                                                                                       ------------

                                                TOTAL SHORT TERM INVESTMENTS
                                                (Cost $53,613,533)                                       53,598,325
                                                                                                       ------------

                                                TOTAL INVESTMENT PORTFOLIO - 99.39%                     461,415,659
                                                (Cost $313,406,628)                                    ------------

                                    CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS - (0.03%)
Retail                                    (90)  Sears Holding Corp., Call Strike $155,
                                                  expires 01/20/07 (c)                                     (125,550)        (0.03%)
                                                                                                       ------------

                                                TOTAL WRITTEN OPTIONS
                                                (Premium received $154,520)                                (125,550)
                                                                                                       ------------

                                                OTHER ASSETS LESS
                                                LIABILITIES - 0.64%                                       2,981,115
                                                                                                       ------------

                                                NET ASSETS - 100.00%                                   $464,271,224
                                                                                                       ============
                                                (Applicable to 17,538,097
                                                shares outstanding)

                                                NET ASSET VALUE PER SHARE                              $      26.47
                                                                                                       ============

Notes:

  (a)  Non-income producing securities.

  (b)  Restricted (see table below) / fair valued securities.

               SECURITY        CARRYING VALUE                       ACQUISITION
                                  PER UNIT      ACQUISITION DATE        COST

Collins & Aikman Products, Inc.     95.00           5/23/05         $ 2,214,940

USG Corp. 9.25% due 9/15/01        135.68      11/15/00 to 7/6/01     1,521,521

  (c)  Call and Put options relate to common stock position.

  (d)  Repurchase agreement collateralized by:

       U.S. Treasury Strips, par value $10,340,000, matures 08/15/08, value $9,193,501.


       U.S. Treasury Strips, par value $7,306,000, matures 08/15/25, value $2,880,756.

       U.S. Treasury Strips, par value $2,903,000, matures 02/15/26, value $1,120,761.

       U.S. Treasury Strips, par value $31,199,000, matures 08/15/27, value $11,349,572.

       U.S. Treasury Strips, par value $30,975,000, matures 08/15/29, value $10,348,748.

  *    Issuer in default.

  +    Annualized yield at date of purchase.

  ++   Incorporated in Bermuda.

  ADR: American Depository Receipt.

Country Concentration:
                                            % of
                                         Net Assets
                                        ------------
United States                                 70.10%
Canada                                        10.87%
Japan                                          6.36%
Bermuda                                        3.22%
Hong Kong                                      2.37%
Mexico                                         1.64%
Sweden                                         1.43%
Norway                                         1.08%
United Kingdom                                 0.95%
Panama                                         0.73%
South Korea                                    0.61%
                                        ------------
Total                                         99.36%
                                        ============

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant): Third Avenue Variable Series Trust
By: David M. Barse
--------------------
Name: David M. Barse
Title: Principal Executive Officer
Date: October 31, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant): Third Avenue Variable Series Trust
              ----------------------------------
By: /s/ David M. Barse
    ------------------------------
Name:  David M. Barse
       ---------------------------
Title: Principal Executive Officer
       ---------------------------
Date:  October 31, 2005
       ---------------------------


By: /s/ Vincent Dugan
    ------------------------------
Name:  Vincent Dugan
       ---------------------------
Title: Principal Financial Officer
       ---------------------------
Date:  October 31, 2005
       ---------------------------